American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2019

Small Cap Value - Schedule of Investments
DECEMBER 31, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Banks — 22.1%
Ameris Bancorp	185,000	7,869,900
Bank OZK	50,000	1,525,250
BankUnited, Inc.	1,320,000	48,259,200
CrossFirst Bankshares, Inc.(1)	1,049,767	15,137,640
First Hawaiian, Inc.	1,280,000	36,928,000
Hilltop Holdings, Inc.	480,000	11,966,400
Home BancShares, Inc.	2,430,000	47,773,800
Independent Bank Group, Inc.	405,000	22,453,200
Origin Bancorp, Inc.	635,000	24,028,400
Pacific Premier Bancorp, Inc.	465,000	15,161,325
Prosperity Bancshares, Inc.	140,000	10,064,600
Signature Bank	265,000	36,201,650
South State Corp.	60,000	5,205,000
Texas Capital Bancshares, Inc.(1)	600,000	34,062,000
Towne Bank	400,000	11,128,000
UMB Financial Corp.	465,000	31,917,600
Valley National Bancorp	4,095,000	46,887,750
		406,569,715
Capital Markets — 2.5%
Ares Management Corp., Class A	610,000	21,770,900
Donnelley Financial Solutions, Inc.(1)(2)	2,370,000	24,813,900
		46,584,800
Chemicals — 2.8%
Innophos Holdings, Inc.	625,000	19,987,500
Minerals Technologies, Inc.	560,000	32,272,800
		52,260,300
Commercial Services and Supplies — 5.0%
Brink's Co. (The)	295,000	26,750,600
CECO Environmental Corp.(1)	1,215,000	9,306,900
Charah Solutions, Inc.(1)(2)	2,005,000	4,892,200
Deluxe Corp.	365,000	18,220,800
Healthcare Services Group, Inc.	575,000	13,984,000
UniFirst Corp.	90,000	18,178,200
		91,332,700
Communications Equipment — 0.1%
Casa Systems, Inc.(1)	365,000	1,492,850
Construction and Engineering — 1.1%
Dycom Industries, Inc.(1)	296,765	13,992,470
Valmont Industries, Inc.	45,000	6,740,100
		20,732,570
Construction Materials — 0.6%
Tecnoglass, Inc.	1,380,800	11,391,600
Containers and Packaging — 4.1%
Graphic Packaging Holding Co.	2,665,000	44,372,250

Silgan Holdings, Inc.	1,010,000	31,390,800
		75,763,050
Diversified Financial Services — 2.7%
Compass Diversified Holdings	2,012,658	50,034,678
Electronic Equipment, Instruments and Components — 4.8%
Avnet, Inc.	370,000	15,702,800
Belden, Inc.	210,000	11,550,000
Coherent, Inc.(1)	185,000	30,774,750
II-VI, Inc.(1)	560,000	18,855,200
Tech Data Corp.(1)	75,000	10,770,000
		87,652,750
Energy Equipment and Services — 1.0%
Cactus, Inc., Class A	270,000	9,266,400
Liberty Oilfield Services, Inc., Class A(3)	167,316	1,860,554
NCS Multistage Holdings, Inc.(1)	1,691,802	3,552,784
NexTier Oilfield Solutions, Inc.(1)	395,000	2,646,500
		17,326,238
Equity Real Estate Investment Trusts (REITs) — 9.5%
Brandywine Realty Trust	1,830,000	28,822,500
CareTrust REIT, Inc.	340,000	7,014,200
Cousins Properties, Inc.	445,000	18,334,000
Four Corners Property Trust, Inc.	200,000	5,638,000
Highwoods Properties, Inc.	155,000	7,581,050
Kite Realty Group Trust	1,240,000	24,217,200
Lexington Realty Trust	700,000	7,434,000
National Health Investors, Inc.	135,000	10,999,800
Physicians Realty Trust	855,000	16,193,700
RLJ Lodging Trust	510,000	9,037,200
Sabra Health Care REIT, Inc.	390,000	8,322,600
Summit Hotel Properties, Inc.	900,000	11,106,000
Urstadt Biddle Properties, Inc., Class A	105,000	2,608,200
Weingarten Realty Investors	580,000	18,119,200
		175,427,650
Food and Staples Retailing — 0.6%
Weis Markets, Inc.	270,000	10,932,300
Food Products — 0.9%
Hain Celestial Group, Inc. (The)(1)	640,000	16,611,200
Health Care Providers and Services — 3.8%
Patterson Cos., Inc.	765,000	15,667,200
Premier, Inc., Class A(1)	680,000	25,758,400
Providence Service Corp. (The)(1)	494,132	29,242,732
		70,668,332
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)(3)	1,150,000	14,375,000
Everi Holdings, Inc.(1)	240,000	3,223,200
Red Robin Gourmet Burgers, Inc.(1)	566,013	18,689,749
		36,287,949
Household Products — 2.2%
Spectrum Brands Holdings, Inc.	615,000	39,538,350

Insurance — 9.6%
AMERISAFE, Inc.	225,000	14,856,750
Axis Capital Holdings Ltd.	720,000	42,796,800
Hanover Insurance Group, Inc. (The)	75,000	10,250,250
James River Group Holdings Ltd.	680,000	28,022,800
ProAssurance Corp.	1,215,000	43,910,100
ProSight Global, Inc.(1)	523,102	8,437,635
RenaissanceRe Holdings Ltd.	60,000	11,761,200
White Mountains Insurance Group Ltd.	15,000	16,732,650
		176,768,185
IT Services — 2.4%
Cass Information Systems, Inc.	95,000	5,485,300
EVERTEC, Inc.	845,000	28,763,800
TTEC Holdings, Inc.	260,000	10,301,200
		44,550,300
Machinery — 4.5%
Colfax Corp.(1)	480,000	17,462,400
EnPro Industries, Inc.	300,000	20,064,000
Graham Corp.	266,954	5,840,954
Hurco Cos., Inc.	240,000	9,206,400
Mueller Water Products, Inc., Class A	235,000	2,815,300
Timken Co. (The)	490,000	27,591,900
		82,980,954
Media — 1.1%
Entravision Communications Corp., Class A(2)	5,903,927	15,468,289
Townsquare Media, Inc., Class A	505,000	5,034,850
		20,503,139
Oil, Gas and Consumable Fuels — 2.5%
Callon Petroleum Co.(1)(3)	1,245,000	6,013,350
Centennial Resource Development, Inc., Class A(1)	615,000	2,841,300
Earthstone Energy, Inc., Class A(1)	840,000	5,317,200
Magnolia Oil & Gas Corp., Class A(1)(3)	1,210,000	15,221,800
Parsley Energy, Inc., Class A	425,000	8,036,750
WPX Energy, Inc.(1)	585,000	8,037,900
		45,468,300
Paper and Forest Products — 0.1%
Neenah, Inc.	25,000	1,760,750
Professional Services — 1.7%
InnerWorkings, Inc.(1)	2,455,569	13,530,185
Korn Ferry	425,000	18,020,000
		31,550,185
Semiconductors and Semiconductor Equipment — 2.3%
Advanced Energy Industries, Inc.(1)	90,000	6,408,000
Cypress Semiconductor Corp.	525,000	12,248,250
Kulicke & Soffa Industries, Inc.	877,175	23,859,160
		42,515,410
Software — 4.4%
LogMeIn, Inc.	430,000	36,868,200
Sapiens International Corp. NV	175,000	4,025,000

Teradata Corp.(1)	1,500,000	40,155,000
		81,048,200
Specialty Retail — 2.3%
Camping World Holdings, Inc., Class A(3)	375,000	5,527,500
MarineMax, Inc.(1)	555,000	9,262,950
Penske Automotive Group, Inc.	550,000	27,621,000
		42,411,450
Trading Companies and Distributors — 1.3%
DXP Enterprises, Inc.(1)	202,996	8,081,271
Foundation Building Materials, Inc.(1)	385,000	7,449,750
GMS, Inc.(1)	205,000	5,551,400
MSC Industrial Direct Co., Inc., Class A	35,000	2,746,450
		23,828,871
TOTAL COMMON STOCKS (Cost $1,632,267,546)		1,803,992,776
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 3.75%, 9/15/21 - 11/15/43, valued at $42,554,168), in a joint trading account at 1.35%, dated 12/31/19, due 1/2/20 (Delivery value $41,659,854)		41,656,730
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 12/15/22, valued at $9,458,988), at 0.65%, dated 12/31/19, due 1/2/20 (Delivery value $9,271,335)		9,271,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	25,102	25,102
TOTAL TEMPORARY CASH INVESTMENTS (Cost $50,952,832)		50,952,832
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,414,411)	5,414,411	5,414,411
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,688,634,789)		1,860,360,019
OTHER ASSETS AND LIABILITIES — (1.1)%		(19,893,443)
TOTAL NET ASSETS — 100.0%		$1,840,466,576

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,468,902. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(4)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $16,047,013, which includes securities collateral of $10,632,602.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,803,992,776	—	—
Temporary Cash Investments	25,102	50,927,730	—
Temporary Cash Investments - Securities Lending Collateral	5,414,411	—	—
	1,809,432,289	50,927,730	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2019 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Charah Solutions, Inc.(1)	$8,855	$3,457	—	$(7,420)	$4,892	2,005	—	—
Donnelley Financial Solutions, Inc.(1)	22,692	10,718	$2,256	(6,340)	24,814	2,370	$(692)	—
Entravision Communications Corp., Class A	12,144	6,326	15	(2,987)	15,468	5,904	(5)	$710
	$43,691	$20,501	$2,271	$(16,747)	$45,174	10,279	$(697)	$710

(1)	Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.